Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Loss per Share [Abstract]
Net loss	$ (3,507)	$ (668)
Less: Net loss attributable to non-controlling interest	(6)	0
Net loss attributable to United Maritime Corporation	(3,501)	(668)
Net loss attributable to common stockholders of United Maritime Corporation	(3,501)	(668)
Net loss attributable to common shareholders, diluted	$ (3,501)	$ (668)
Weighted average number of common shares outstanding, basic (in shares)	8,802,941	8,716,477
Weighted average number of common shares outstanding, diluted (in shares)	8,802,941	8,808,705
Net loss per share attributable to common shareholders, basic (in dollars per share)	$ (0.4)	$ (0.08)
Net loss per share attributable to common shareholders, diluted (in dollars per share)	$ (0.4)	$ (0.08)